Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Outstanding Balance and Transactions with Related Parties

The following table provided the total amount of outstanding balance at December 31, 2020 and 2019.

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
	2020	2019	2020	2019
	US$’000	US$’000	US$’000	US$’000
The ultimate parent company
PEWC	—	—	8,550	862
PEWC, Singapore Branch	22	21	—	—
PEWC Singapore Co. (Pte) Ltd.	—	—	400	1,027
PEWC (HK)	5,613	5,247	42	20

Associate
SPHC	196	196	1,362	1,362

Non-controlling shareholder of subsidiary
Italian-Thai and its affiliates	5,151	6,102	240	—

Others	—	—	26	13
Total	10,982	11,566	10,620	3,284

The transactions undertaken with related parties are summarized as follows:

		For the year ended December 31,
		2020	2019	2018
		US$’000	US$’000	US$’000
The ultimate parent company
PEWC	Purchases	5,742	2,745	521
	Sales	90	—	14
	Fabrication income received	—	140	412
	Management fee paid	133	199	136
	Information technology service fee paid	123	101	115
	Interest expenses paid	60	—	—
PEWC, Singapore Branch	Management fee received	14	14	14
PEWC Singapore Co. (Pte) Ltd.	Interest expenses paid	12	22	21
PEWC (HK)	Purchases	—	—	2,479
	Sales	17,004	17,831	23,498
	Service fee paid	209	218	231

The immediate holding company
Moon View	Income from discharge of liability*	—	—	1,537

Non-controlling shareholder of subsidiary
Italian Thai and its affiliates	Sales	5,344	4,188	6,814
	Construction of factory building expenses	3,436	215	—
Fujikura Limited	Purchases	—	249	750

Compensation of Key Management Personnel

24(d)Compensation of key management personnel of the Company

	For the years ended December, 31
	2020	2019	2018
	US$’000	US$’000	US$’000
Short-term employee benefits	3,050	3,073	3,814
Post-employment benefits	114	179	102
Termination benefits	—	—	47
Total compensation paid to key management personnel	3,164	3,252	3,963